K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

April 24, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 114 to the Registration

Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

___________________________________________________________________________________

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 114 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Trust is filing the Post-Effective Amendment to respond to comments received on March 18, 2015 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 112 (“PEA 112”) to the Trust’s Registration Statement as filed with the SEC on February 5, 2015, and to include exhibits and other information not included in PEA 112. The Trust also is filing the Post Effective Amendment to update the Trust’s financial information and other information, make certain non-material changes to the Trust’s Registration Statement, and make other minor clarifying, updating and stylistic changes. Lastly, the Trust is filing the Post-Effective Amendment to designate a new effective date for PEA 112. The Post-Effective Amendment is marked to show changes from PEA 112.

The Post-Effective Amendment will become effective on April 30, 2015, in accordance with Rule 485(b) under the 1933 Act.

U.S. Securities and Exchange Commission

April 24, 2015

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

Anthony Geron, Esq.

AXA Equitable Funds Management Group, LLC

Clifford J. Alexander, Esq.

K&L Gates LLP